Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

11. Related party transactions

Income (expenses) from related parties

As described in Related party agreements below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace as well as leasing the Höegh Gallant. Historically, the service providers for ship management have accounted for the purchases of consumables, spare parts and third party services and subsequently invoiced or re-charged these costs to the vessel owning entities. On April 1, 2021, a new integrated accounting system was implemented by the Höegh LNG group. To improve efficiency, third party invoices for consumables, spare parts and third party services are recorded directly to the accounts of the entities owning the Höegh Gallant and the Höegh Grace. As a result, these costs are no longer regarded as related party expenses which has reduced the Vessel operating expenses for the six months ended June 30, 2022 compared with the same period of 2021.

Related party amounts included in the consolidated statements of income for the three and six months ended June 30, 2022 and 2021 or in the consolidated balance sheets as of June 30, 2022 and December 31, 2021 are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2022	2021	2022	2021
Revenues
Time charter revenue Höegh Gallant (1)	$4,009	$10,831	$14,133	$21,543
Operating expenses
Vessel operating expenses (2)	(2,902)	(3,118)	(6,084)	(8,249)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(1,019)	(1,166)	(2,447)	(2,362)
Financial (income) expense
Interest income from joint ventures (5)	191	50	356	133
Interest expense and commitment fees to Höegh LNG (6)	(311)	(232)	(570)	(427)
Total	$(32)	$6,365	$5,388	$10,638

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Equity
Contribution from Höegh LNG (7)	$3,027	$315
Issuance of units for Board of Directors’ fees (4)	—	211
Other and contribution from owner (8)	—	8
Total	$3,027	$534
1)

Time charter revenue Höegh Gallant: Subsidiaries of Höegh LNG leased the Höegh Gallant until commencement of the NFE Charter. On April 30, 2020, the Partnership entered into a lease and maintenance agreement with another subsidiary of Höegh LNG for the time charter of the Höegh Gallant (the “Suspended Gallant Charter”). On September 23, 2021, the Partnership entered into the NFE Charter with subsidiaries of New Fortress to charter the Höegh Gallant primarily for FSRU operations for a period of ten years, with FSRU operations commencing on March 20, 2022. From November 26, 2021 until the FSRU operations commenced, New Fortress chartered the vessel for LNG carrier operations. The Partnership also entered into the Suspension and Make-Whole Agreements, pursuant to which Höegh LNG’s subsidiary will compensate the Partnership monthly for the difference between the charter rate earned under the NFE Charter and the charter rate earned under the Suspended Gallant Charter with the addition of a modest increase until July 31, 2025, the original expiration date of the Suspended Gallant Charter.

2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)

Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charged based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)

Board of Directors’ fees: Board of Directors' fees were $347 and $293 for the six months ended June 30, 2022 and 2021, respectively. Part of the compensation is awarded as common units of the Partnership. Effective June 7, 2021, a total of 11,960 common units were awarded to non-employee directors as compensation of $203 for part of directors’ fees for 2021 under the Höegh LNG Partners LP Long Term Incentive Plan.

5)

Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)

Interest expense to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred interest expense on the drawn balance.

7)

Cash and non-cash contribution from/distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity. Also, as described under “Indemnifications” below, the Partnership has been indemnified by Höegh LNG for its share of the joint ventures performance claims by reduction of its outstanding balance on the $85 million revolving credit facility and these reductions which were recorded as contributions or distributions to equity have a non-cash effect.

8)

Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 26, 2020, March 21, 2019 and September 14, 2018, the Partnership granted or extended the terms for 8,100, 10,917 and 28,018 phantom units, respectively, to the former Chief Executive Officer and Chief Financial Officer of the Partnership. Related expenses are recorded over the vesting period as an administrative expense and as an increase in equity. On August 6, 2020, the Partnership announced that the Partnership's former Chief Executive Officer and Chief Financial Officer resigned which resulted in 15,378 of the phantom units not vesting, resulting in a reduction in administrative expense and equity for the forfeited units. The remaining unvested phantom units vested in November 2021. There are no unvested phantom units as of June 30, 2022, and December 31, 2021.

Dividends to Höegh LNG: The Partnership has declared and paid quarterly distributions totaling $0.3 million and $14.5 million to Höegh LNG for the six months ended June 30, 2022 and 2021, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Amounts due from affiliates	$3,530	$7,500

The amount due from affiliates relates to a receivable for time charter hire from subsidiaries of Höegh LNG for the Höegh Gallant and prefunding for intercompany services. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Amounts due to owners and affiliates	$1,778	$3,655

As of June 30, 2022, and December 31, 2021, amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG.

Revolving credit facility due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Revolving credit facility due to owners and affiliates - current portion	$24,545	$—
Revolving credit facility due to owners and affiliates - non-current portion	$—	$24,942

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and was repayable on January 1, 2020. On May 28, 2019, the repayment date on the $85 million revolving credit facility was extended to January 1, 2023 and the terms amended for the interest rate to be LIBOR plus a margin of 1.4% in 2019, 3.0% in 2020 and 4.0% thereafter. On April 8, and December 11, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint ventures’ boil-off settlement payments by a reduction of $8.6 million and $3.3 million, respectively, on its outstanding balance on the revolving credit facility. On March 12, 2021, the Partnership was indemnified by Höegh LNG for its share of the joint ventures’ performance claims for the year ended December 31, 2020, by a reduction of $0.3 million on its outstanding balance on the $85 million revolving credit facility. On May 7, 2021, the Partnership drew $6.0 million on the $85 million revolving credit facility. On January 3, 2022, the Partnership was indemnified by Höegh LNG for its share of the joint ventures’ performance claims for the year ended December 31, 2021, by a reduction of $0.4 million on its outstanding balance on the $85 million revolving credit facility.

The Partnership has received notice from Höegh LNG that it will not extend the $85 million revolving credit facility when it matures on January 1, 2023, and that it will have very limited capacity to extend any additional advances to the Partnership beyond what is currently drawn under such facility. Also, further drawdowns on the $85 million revolving credit facility may be subject to Höegh LNG’s consent because of the Notice of Arbitration (“NOA”) received from the charterer of PGN FSRU Lampung on August 2, 2021.

Related party agreements

In connection with the IPO the Partnership entered into several agreements including:

(i)	An $85 million revolving credit facility with Höegh LNG, which was undrawn at the closing of the IPO;
(ii)	An omnibus agreement with Höegh LNG, the general partner, and Höegh LNG Partners Operating LLC (the “operating company”) governing, among other things:
a.	To what extent the Partnership and Höegh LNG may compete with each other;
b.	The Partnership’s rights of first offer on certain FSRUs and LNG carriers operating under charters of five or more years (“Five-Year Vessels”); and
c.	Höegh LNG’s provision of certain indemnities to the Partnership.

Following the consummation of an amalgamation by Höegh LNG that closed in May 2021, some provisions of the omnibus agreement entered into in connection with the IPO terminated in accordance with their terms, including (i) the prohibition on Höegh LNG from acquiring, owning, operating or chartering any Five-Year Vessels, (ii) the prohibition on us from acquiring, owning, operating or chartering any non-Five-Year Vessels, and (iii) the rights of first offer associated with those rights.

Existing agreements remained in place following the IPO for provision of certain services to the Partnership’s vessel owning joint ventures or entity, of which the material agreements are as follows:

●	The joint ventures are parties to ship management agreements with Höegh LNG Fleet Management AS (“Höegh LNG Management”) pursuant to which Höegh LNG Management provides the joint ventures with technical and maritime management and crewing of the Neptune and the Cape Ann, and Höegh LNG AS (“Höegh Norway”) is a party to a sub-technical support agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical support services with respect to the PGN FSRU Lampung; and
●	The joint ventures are parties to commercial and administration management agreements with Höegh Norway, and PT Hoegh LNG Lampung is a party to a technical information and services agreement with Höegh Norway.

Subsequent to the IPO, the Partnership has acquired vessel owning entities. Existing agreements remained in place following the acquisition for the time charter of the Höegh Gallant and receipt of certain services, of which the material agreements are as follows:

●	Hoegh LNG Cyprus Limited acting through its Egyptian Branch had a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the Höegh Gallant and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 and expired in April 2020;
●	On April 30, 2020, the Partnership entered into the Suspended Gallant Charter with a subsidiary of Höegh LNG for the time charter of the Höegh Gallant and the provision of crew and certain ship management services for use as either an FSRU or an LNG carrier for a combined daily hire rate. The terms of the agreement were approved by the Partnership’s board of directors and the conflicts committee. The Suspended Gallant Charter commenced on May 1, 2020 and expired March 2022, when the NFE Charter commenced.
●	Hoegh LNG Cyprus Limited was party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the Höegh Gallant, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant. These two agreements were suspended by mutual consent in connection with the commencement of the NFE Charter.
●	Hoegh LNG Cyprus Limited is party to a management agreement with Höegh Norway, pursuant to which Höegh Norway provides administrative, commercial and technical management services, each as instructed from time to time by Hoegh LNG Cyprus Limited; and
●	On December 22, 2021, the Partnership has also entered into an agreement to suspend the Suspended Gallant Charter, with effect from the commencement of the NFE Charter, and a make-whole agreement (together, the “Suspension and Make-Whole Agreements”) pursuant to which Höegh LNG’s subsidiary will compensate the Partnership monthly for the difference between the charter rate earned under the NFE Charter and the charter rate earned under the Suspended Gallant Charter with the addition of a modest increase until July 31, 2025, the original expiration date of the Suspended Gallant Charter.

In connection with the commencement of the Höegh Gallant under the NFE Charter in March 2022, Höegh LNG Jamaica Ltd. has entered into several agreements with affiliates of Höegh LNG to provide services related to the Höegh Gallant:

●	a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the Höegh Gallant;
●	a commercial consulting agreement with Höegh Norway to provide support related to certain commercial admisintrative services, project execution services and commercial operations services;
●	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees; and
●	an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel.

Existing agreements remained in place for the time charter of the Höegh Grace following the acquisition and receipt of certain services, of which the material agreements are as follows:

●	a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical and maritime management services;
●	a manning agreement with Höegh Fleet Services Philippines Inc. to recruit and engage crew for the vessel;
●	a technical services agreement with Höegh Norway to provide technical services for the vessel;
●	a management consulting agreement with Höegh Norway to provide support related to certain management activities;
●	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees;
●	an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel; and
●	a spare parts procurement and insurance services agreement with Höegh LNG Management to arrange for the supply of spare parts and the insurance coverage for the vessel.

In December 2019, the Partnership and the operating company entered into an administrative services agreement with Höegh Norway, pursuant to which Höegh Norway provides certain administrative services to the Partnership.

Following the consummation of an amalgamation by Höegh LNG that closed in May, 2021, some provisions of the omnibus agreement entered into in connection with our IPO terminated in accordance with their terms.

Indemnifications

Under the omnibus agreement Höegh LNG agreed to indemnify the Partnership for, among other items, losses related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold. Pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings.

No indemnification claims were filed or received for the three or six months ended June 30, 2022 and 2021.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of the Höegh Gallant entities, Höegh LNG will indemnify the Partnership for, among other items:

1.	losses from breach of warranty;
2.	losses related to certain tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date; and
3.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes.

No indemnification claims were filed or received for the three or six months ended June 30, 2022 and 2021.

During the fourth quarter of 2021, the Höegh Gallant was modified and prepared for performance under the NFE Charter, and incurred expenditures of $4.9 million during the fourth quarter of 2021, of which $3.5 million was recorded as operating expenses and $1.4 million was capitalized under Vessel, net of accumulated depreciation on the consolidated balance sheet. Pursuant to the Suspension and Make-Whole-Agreements, the Partnership received $2.6 million at the end of February 2022 as indemnification payments for 50% the amount of expenditures incurred in the fourth quarter of 2021. The indemnification has been recorded as a contribution to equity. Additional expenditures for the Höegh Gallant of $1.1 million have been incurred during first and second quarter of 2022 of which all has been expensed and recorded as operating expenses as of June 30, 2022. Pursuant to the Suspension and Make-Whole-Agreements, the Partnership expects to receive indemnification payments for 50% of the amount of expenditures incurred in the first and second quarter of 2022 during the second half of 2022.

Under the contribution, purchase and sale agreements entered into with respect to the acquisitions of the 51% and 49% ownership interests in the Höegh Grace entities, Höegh LNG will indemnify the Partnership for, among other items:

1.	losses from breach of warranty;
2.	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date; and
3.

any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer.

No indemnification claims were filed or received for the three or six months ended June 30, 2022 and 2021.

On September 27, 2017, the Partnership entered into an indemnification agreement with Höegh LNG with respect to the boil-off claims under the Neptune and Cape Ann time charters, pursuant to which Höegh LNG will, among other things, indemnify the Partnership for its share of any losses and expenses related to or arising from the failure of either Neptune or Cape Ann to meet the performance standards related to the daily boil-off of LNG under their respective time charters (including any cash impact that may result from any settlement with respect to such claims). For the year ended December 31, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint-ventures boil-off settlement payments to its charter by a reduction of $11.9 million on its outstanding balance on the $85 million revolving credit facility from Höegh LNG. Indemnification payments and the non-cash settlements were recorded as contribution to equity and increases to equity respectively. On March 12, 2021, the Partnership was indemnified by Höegh LNG for its share of the joint ventures performance claims for the year ended December 31, 2020 by a reduction of $0.3 million in its outstanding balance on the $85 million revolving credit facility from Höegh LNG.

On January 3, 2022, the Partnership was indemnified by Höegh LNG for its share of the joint ventures’ performance claims related to 2021, by a reduction of $0.4 million on its outstanding balance on the $85 million revolving credit facility. No indemnification claims were made or received by the Partnership subsequent to January 3, 2022. Refer to note 14.